Noncontrolling Interest (Narrative) (Details)	0 Months Ended	1 Months Ended
	Nov. 02, 2014	Nov. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Quality Tech LP ownership percentage in operating partnership			21.20%	21.20%
Subsequent Event [Member]
Stock conversion ratio	1	1